Land use rights, net (Schedule of Finite-Lived Intangible Assets, Future Amortization Expense) (Details) - Land Use Rights [Member] $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 9,102
2023	9,102
2024	9,102
2025	9,102
2026	$ 9,102